NATIONAL LIFE VARIABLE

ANNUITY ACCOUNT 1

(A Separate Account of National

Life Insurance Company)

FINANCIAL STATEMENTS

* * * * *

DECEMBER 31, 2023

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT 1

Index

December 31, 2023

Page(s)

Report of Independent Registered Public Accounting Firm	1

Statement of Net Assets	2

Statement of Operations and Changes in Net Assets	3-4

Notes to the Financial Statements	5-9

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company and the Contractholder of National Life Variable Annuity Account 1

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Touchstone Funds, Inc. – Large Cap Focused Fund Class A of National Life Variable Annuity Account 1 as of December 31, 2023, and the related statement of operations and of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Touchstone Funds, Inc. – Large Cap Focused Fund Class A of National Life Variable Annuity Account 1 as of December 31, 2023, and the results of their operations and the changes of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of National Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of the subaccount of National Life Variable Annuity Account 1 based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccount of National Life Variable Annuity Account 1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agent of the investee mutual fund. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2024

We have served as the auditor of one or more of the subaccounts of National Life Variable Annuity Account 1 since 1997.

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT 1

(A Separate Account of National Life Insurance Company)

STATEMENT OF NET ASSETS

DECEMBER 31, 2023

		National Life
	Contractholder Account Values	Insurance Company	Total
Assets:

Touchstone Funds, Inc. - Large Cap
Focused Fund Class A at net asset value, 24,967 shares at $59.24 per share	$582,024	$897,045	$1,479,069

Assets represented by:
Owners of variable annuity contracts - 3,175.34 accumulation units at $123.71 per unit	$392,832	$—	$392,832

Reserves for annuity contracts in payment period	189,192	—	189,192

National Life Insurance Company - annuity mortality fluctuation fund	—	897,045	897,045

Total net assets	$582,024	$897,045	$1,479,069

The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT 1

(A Separate Account of National Life Insurance Company)

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

		National Life
	Contractholder Account Values	Insurance Company	Total
Investment income:

Dividend income	$3,060	$5,272	$8,332

Expenses:
Mortality and expense risk charges	4,240	—	4,240
Annual account charges	2	—	2
Total expenses	4,242	—	4,242

Net investment (loss) income	(1,182)	5,272	4,090

Realized and unrealized gain on investments:
Capital gain distribution	469	790	1,259
Net realized gain from securities sold	35,570	549	36,119
Net unrealized depreciation on investments	79,824	180,651	260,475

Net realized and unrealized gain on investments	115,863	181,990	297,853

Increase in net assets resulting from operations	114,681	187,262	301,943

Accumulation unit transactions:
Participant deposits, net	—	—	—
Participant withdrawals	(58,819)	—	(58,819)
Annuity benefit distributions	(117,841)	—	(117,841)
Death claims	—	—	—
Net transfers for required reserves	39,388	(39,389)	(1)
Transfers to general account	—	—	—
Total net accumulation unit transactions	(22,591)	147,873	125,282

Net assets, beginning of year	604,615	749,172	1,353,787

Net assets, end of year	$582,024	$897,045	$1,479,069

Units issued and redeemed:
Beginning balance	4,325.31
Units issued	—
Units transferred	—
Units transferred to/from reserves	—
Units redeemed	(1,149.97)
Ending balance	3,175.34

The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT 1

(A Separate Account of National Life Insurance Company)

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

		National Life
	Contractholder Account Values	Insurance Company	Total
Investment income:

Dividend income	$974	$1,209	$2,183

Expenses:
Mortality and expense risk charges	6,419	—	6,419
Annual account charges	4	—	4
Total expenses	6,423	—	6,423

Net investment (loss) income	(5,449)	1,209	(4,240)

Realized and unrealized gain on investments:
Capital gain distribution	8,479	189,154	197,633
Net realized gain from securities sold	85,263	29,093	114,356
Net unrealized appreciation on investments	(274,429)	(2,211,165)	(2,485,594)

Net realized and unrealized gain on investments	(180,687)	(1,992,918)	(2,173,605)

Increase in net assets resulting from operations	(186,136)	(1,991,709)	(2,177,845)

Accumulation unit transactions:
Participant deposits, net	—	—	—
Participant withdrawals	(58,649)	—	(58,649)
Annuity benefit distributions	(298,151)	—	(298,151)
Death claims	—	—	—
Net transfers for required reserves	33,701	(33,701)	—
Transfers to general account	—	(13,723,153)	(13,723,153)
Total net accumulation unit transactions	(509,235)	(15,748,563)	(16,257,798)

Net assets, beginning of year	1,113,850	16,497,735	17,611,585

Net assets, end of year	$604,615	$749,172	$1,353,787

Units issued and redeemed:
Beginning balance	7,155.59
Units issued	—
Units transferred	—
Units transferred to/from reserves	—
Units redeemed	(2,830.28)
Ending balance	4,325.31

The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT 1

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 – NATURE OF OPERATIONS

National Life Variable Annuity Account 1 (the “Variable Account”) operates as a unit investment trust under the Investment Company Act of 1940, and invests in shares of the Touchstone Large Cap Focused Fund Class A (the “Fund”). The Fund is an open-end, diversified investment management company. The Variable Account no longer offers new contracts for sale. Participants may continue to make deposits into existing contracts.

Sub-accounts within the Variable Account consist of Contractholder Account Values and National Life Insurance Company's (“National Life”) net investment in the Variable Account.

In 1971, National Life allocated $150,000, to establish the initial capital for the Variable Account. The amount was invested in shares of the Fund and designated as the initial annuity mortality fluctuation fund. National Life’s net investment in the Variable Account represents seed money and has a balance of $897,045 as of December 31, 2023. This fund is adjusted by gains and losses on the mortality experience of annuitants and related increases or decreases in net assets.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements.

Investment Valuation

The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 – inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 – inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2.  As of December 31, 2023, none of the Variable Account investments are considered Level 3.

The Variable Account invests in registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values as provided by the fund manager. The Fair Value Hierarchy level of the Variable Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. National Life's management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported.

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement. During 2023, there were no transfers between levels. The change in the difference between cost and market value is reflected as unrealized appreciation (depreciation) in the Statements of Operations and Changes in Net Assets.

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT 1

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and income is recorded on the ex-dividend date. The cost of investments sold is determined using the first-in, first-out method (FIFO).

Contractholder Transactions

Purchase payments received from contractholders represent deposits under the Contracts reduced by applicable deductions, charges and state premium taxes. Contractholder withdrawals and annuity benefit distributions are payments to contractholders and beneficiaries made under the terms of the Contracts and amounts that contractholders have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in contractholders withdrawals and annuity benefit distributions.

Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3 1/2% unless the annuitant elects otherwise, in which case the rate may vary from 3% to 5%, as regulated by the laws of the respective states.

The mortality risk is fully borne by National Life and may result in additional amounts being transferred into the Variable Account by National Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to National Life’s General Account.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC).  Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account.  Based on this, no Federal income tax provision is required.  National Life will review periodically the status of this policy in the event of changes in the tax law.  The Variable Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2023.

Subsequent Events

National Life has evaluated events subsequent to December 31, 2023 and through the financial statement issuance date. National Life has not evaluated subsequent events after the issuance date for presentation in these financial statements.

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT 1

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 3 – CHARGES AND EXPENSES

Sales and administration charges are deducted daily from the contractholder accumulation value as a reduction in units. The rate and amount of deduction varies between single and periodic payment contracts and on the purchase payment amount (sometimes also called the premium or deposit). Deductions range between 1% - 8% of the purchase payment amount for single payment contracts and range between 7% - 12% of the purchase payment amount for periodic payment contracts.

Contract charges for single payment contracts are $75 and are deducted from the purchase payment. Contract charges for periodic payment contracts vary depending on the number of periodic payments per year, but in no event will exceed 1% of the contractholder’s accumulation value at the time the annual charge is made. The charges for periodic payment contracts are deducted from the contractholder accumulation value as a reduction in units.

Transfer charges are collected as a deduction against the transfer amount. The charge amounts vary depending on the specifics of the transfer, but do not exceed $75.

Premium taxes are deducted either from the purchase payment or the contractholder accumulation value as a reduction in units. The amount collected will be based on the premium tax assessed against National Life by the appropriate taxing jurisdiction. Applicable tax rates generally do not exceed 2.5%.

NOTE 4 – INVESTMENTS

The number of shares held and cost of the Fund at December 31, 2023 is set forth below:

	Shares	Cost
Touchstone Funds, Inc. - Large Cap Focused Fund Class A	24,967	$1,105,118

The cost also represents the aggregate cost for federal income tax purposes.

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases represent reinvested dividends and short/long term capital gains; there were no participant deposits made during the year. Purchases and proceeds from sales of shares of the Fund for the year ended December 31, 2023 aggregated the following:

	Purchases	Sales Proceeds
Touchstone Funds, Inc. - Large Cap Focused Fund Class A	$41,708	$213,018

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT 1

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 are shown below. Information for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 reflect the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

	At December 31,			For the Year Ended December 31,
	Units	Unit Fair		Investment	Expense	Total
	Outstanding	Value	Net Assets	Income Ratio (1)	Ratio (2)	Return (3)
Touchstone Funds, Inc. - Large Cap Focused Fund Class A
2023	3,175.34	$123.71	392,832	0.16%	0.75%	24.04%
2022	4,325.31	$99.73	431,355	0.02%	0.75%	(18.17)%
2021	7,155.59	$121.87	872,082	0.08%	0.75%	24.33%
2020	7,404.11	$98.02	725,747	0.21%	0.75%	22.88%
2019	7,588.28	$79.77	605,294	11.62%	0.75%	29.18%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract values either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract values through the redemption of units and expenses of the underlying fund have been excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

There have been no fund substitutions in the years 2019, 2020, 2021, 2022 or 2023.

NOTE 7 – DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to contractholders from accumulated net income. The accumulated net income will be distributed to contractholders as withdrawals (in the form of annuity benefits or surrenders) in excess of the contractholders’ net contributions to the Variable Account.

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT 1

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 8 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the IRC, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.